Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

At December 31, 2019 and 2018, accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2019	2018
Payroll	$247,662	$289,922
Other payable	43,545	27,271
Total	$291,207	$317,193